Deferred income tax assets and liabilities (Narrative) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income tax assets and liabilities [line items]
Deferred tax liabilities	¥ 3,002,527	¥ 3,137,791
Temporary differences, interest in equity method investees [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	5,040,000	4,040,000
Deferred tax liabilities	0	0
Temporary differences, undistributed profit of wholly-owned foreign subsidiaries [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	2,120,000	2,220,000
Deferred tax liabilities	¥ 0	¥ 0